Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loans Receivable, Net [Abstract]
Summary Of Major Classifications For Loans
The following summarizes the Company’s major classifications for loans (in thousands):

	December 31, 2015	December 31, 2014

Residential real estate	$1,383,133	$1,294,576
Home equity	147,036	145,604
Commercial and industrial	165,887	140,548
Commercial real estate	1,127,827	1,028,831
Consumer	36,083	39,705
DDA overdrafts	3,361	2,802
Gross loans	2,863,327	2,652,066
Allowance for loan losses	(20,044)	(20,150)
Net loans	$2,843,283	$2,631,916

Loans Acquired
The following table details the loans acquired in conjunction with the Virginia Savings, Community and AFB acquisitions (in thousands):

	Virginia Savings	Community	AFB	Total
December 31, 2015
Outstanding loan balance	$28,914	$181,545	$112,862	$323,321

Credit-impaired loans:
Carrying value	1,707	12,899	—	14,606
Contractual principal and interest	1,965	16,362	—	18,327

December 31, 2014
Outstanding loan balance	$38,345	$219,923	$—	$258,268

Credit-impaired loans:
Carrying value	1,964	15,365	—	17,329
Contractual principal and interest	2,407	23,277	—	25,684

Activity For The Accretable Yield And Carrying Amount Of Loans
Changes in the accretable yield and the carrying amount of the credit-impaired loans for the year December 31, 2015 is as follows (in thousands):

	Virginia Savings		Community		Total
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
Balance at the beginning of the period	$428	$1,964	$9,906	$15,365	$10,334	$17,329
Accretion	(188)	188	(2,477)	2,477	(2,665)	2,665
Net reclassifications to accretable from non-accretable	185	—	918	—	1,103	—
Payments received, net	—	(445)	—	(2,924)	—	(3,369)
Disposals	(51)	—	(2,081)	(2,019)	(2,132)	(2,019)
Balance at the end of period	$374	$1,707	$6,266	$12,899	$6,640	$14,606

Increases in expected cash flow subsequent to the acquisition are recognized first as a reduction of any previous impairment, then prospectively through adjustment of the yield on the loans or pools over its remaining life, while decreases in expected cash flows are recognized as impairment through a provision for loan loss and an increase in the allowance for purchased credit-impaired loans.